Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income tax [Abstract]
Schedule of Components of Income Tax

Amounts in US$ ‘000	2020	2019	2018
Current income tax charge	(41,927)	(111,371)	(101,456)
Deferred income tax credit (charge) (Note 18)	(5,936)	(391)	(4,784)
	(47,863)	(111,762)	(106,240)

Summary of Income Tax Reconciliation

The tax on the Group’s (loss) profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

Amounts in US$ ‘000	2020	2019	2018
(Loss) Profit before tax	(185,087)	169,519	208,907
Tax losses from non-taxable jurisdictions	53,652	49,360	42,808
Taxable profit	(131,435)	218,879	251,715

Income tax calculated at domestic tax rates applicable to Profit in the respective countries	12,450	(79,395)	(102,211)
Tax losses where no deferred tax benefit is recognized	(23,117)	(2,563)	(7,344)
Effect of currency translation on tax base	(923)	(16,795)	3,336
Effect of inflation adjustment for tax purposes	(867)	541	—
Changes in the income tax rate (Note 16)	(925)	1,279	(1,874)
Write-down of deferred tax benefits previously recognized (a)	(32,565)	—	—
Previously unrecognized tax losses	—	1,820	4,882
Out of period adjustment (b)	—	(9,910)	—
Non-taxable results (c)	(1,916)	(6,739)	(3,029)
Income tax	(47,863)	(111,762)	(106,240)
(a)

Includes write-down of the deferred income tax asset in Peru due to the decision to retire from the Morona Block (see Note 36.5.1), and write-down of a portion of tax losses and other deferred income tax assets in Chile, Brazil and Argentina where there is insufficient evidence of future taxable profits to offset them, in accordance with the expected future cash-flows as of December 31, 2020.

(b)

Adjustment related to prior periods that increased the income tax expense during the year ended December 31, 2019, due to the increase in deferred tax liabilities as a result of computing as temporary, differences generated between the tax and book basis of Property, plant and equipment, that were originally considered as permanent. The Group concluded that this adjustment was not material to the year ended December 31, 2019 or to any previously reported Consolidated Financial Statements.

(c)	Includes non-deductible expenses in each jurisdiction.

Summary of Tax Losses Accumulated

The Group has tax losses available which can be utilized against future taxable profit in the following countries:

Amounts in US$ ‘000	2020	2019	2018
Chile (a)	403,258	317,644	315,733
Brazil (a)	32,452	37,848	38,011
Argentina (b)	20,734	22,930	5,490
Total tax losses at December 31	456,444	378,422	359,234
(a)	Taxable losses have no expiration date.
(b)	Tax losses accumulated at December 31, 2020 are: US$ 318,000, US$ 788,000, US$ 2,094,000, US$ 10,028,000 and US$ 7,506,000 expiring in 2021, 2022, 2023, 2024 and 2025, respectively.